Nature of Operations - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization And Business Activities [Line Items]
Number of classes	2	2
Aggregate net assets	$ 500,000	$ 500,000